INTANGIBLE AND OTHER ASSETS	12 Months Ended
Dec. 31, 2014
INTANGIBLES AND OTHER ASSETS
INTANGIBLES AND OTHER ASSETS
INTANGIBLE AND OTHER ASSETS

at December 31	2014	2013
(millions of Canadian dollars)

Capital projects under development	1,286	571
PPAs	272	324
Deferred income tax assets and charges (Note 16)	177	223
Loans and advances[1]	167	183
Fair value of derivative contracts (Note 23)	93	112
Employee post-retirement benefits (Note 22)	14	16
Other	691	524
	2,700	1,953

1
TransCanada held a note receivable from the seller of Ravenswood of $213 million (US$184 million) and $226 million (US$212 million) as at December 31, 2014 and at December 31, 2013, respectively which bears interest at 6.75 per cent and matures in 2040. The current portion included in Other Current Assets was $46 million (US$40 million) at December 31, 2014 and $43 million (US$40 million) at December 31, 2013.

The following amounts related to PPAs are included in Intangible and Other Assets:

	2014			2013
at December 31	Cost	Accumulated Amortization	Net Book Value	Cost	Accumulated Amortization	Net Book Value
(millions of Canadian dollars)

Sheerness	585	351	234	585	312	273
Sundance A	225	187	38	225	174	51
	810	538	272	810	486	324

Amortization expense for these PPAs was $52 million for the year ended December 31, 2014 (2013 and 2012 – $52 million). The expected annual amortization expense for 2015 to 2017 is $52 million, and $39 million for 2018 and 2019.